                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 2100 McKinney Ave, Suite 700
         Dallas, Texas 75201

Form 13F File Number: 28-11321

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (972) 464-5935

Signature, Place, and Date of Signing:


/s/ Rob Raymond                            Dallas, Texas        April 30, 2009
-------------------------------------   -------------------   ------------------
(Signature)                                 City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total:    $303,923
                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- --------------- --------- ----------- ------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X $1,000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------- --------------- --------- ----------- ---------- --- ---- ---------- -------- --------- ------ ----
Arena Resources Inc                   COM       040049108   5,096,000    200,000  SH         SOLE               200,000
Contango Oil & Gas Co                 COM       21075N204   5,523,000    140,900  SH         SOLE               140,900
Continental Resources Inc             COM       212015101   2,121,000    100,000  SH         SOLE               100,000
Copano Energy LLC                  COM UNITS    217202100  33,725,000  2,531,894  SH         SOLE             2,531,894
CREDO Petroleum Corp.                 COM       225439207  13,722,000  1,837,000  SH         SOLE             1,837,000
Denbury Res Inc                       COM       247916208   2,972,000    200,000  SH         SOLE               200,000
Eagle Rock Energy Partners LP         UNIT      26985R104  13,994,000  2,733,275  SH         SOLE             2,733,275
El Paso Pipeline Partners LP      COM UNIT LPI  283702108   1,510,000     87,800  SH         SOLE                87,800
Energy Transfer Equity Unit Ltd  COM UT LTD PTN 29273V100  16,146,000    764,106  SH         SOLE               764,106
Energy Transfer Partners LP      UNIT LTD PARTN 29273R109  21,260,000    576,300  SH         SOLE               576,300
Genesis Energy LP                UNIT LTD PARTN 371927104   5,112,000    499,700  SH         SOLE               499,700
Holly Energy Partners LP         COM UT LTD PTN 435763107   2,429,000    103,600  SH         SOLE               103,600
K-Sea Transn Partners LP              COM       48268Y101   3,983,000    225,020  SH         SOLE               225,020
Legacy Reserves LP                UNIT LP INT   524707304   4,469,000    489,518  SH         SOLE               489,518
Linn Energy LLC                  UNIT LTD LIAB  536020100  24,391,000  1,636,963  SH         SOLE             1,636,963
NuStar Energy, LP                  UNIT COM     67058H102   2,107,000     45,700  SH         SOLE                45,700
Nustar GP Holdings LLC             UNIT COM     67059L102   1,733,000     84,100  SH         SOLE                84,100
Occidental Pete Corp Del              COM       674599105  11,130,000    200,000  SH         SOLE               200,000
Petrohawk Energy Corp                 COM       716495106   1,440,000     74,900  SH         SOLE                74,900
Plains All American Pipeline LP  UNIT LTD PARTN 726503105  69,707,000  1,896,279  SH         SOLE             1,896,279
Proshares TR Ultrashort Oil&Gas       COM       74347R222   5,288,000    200,000  SH         SOLE               200,000
Proshares TR Ultrashort S&P500        COM       74347R107   4,163,000     52,500  SH         SOLE                52,500
Regency Energy Partners, LP       COM UNITS LP  75885Y107  35,325,000  2,830,531  SH         SOLE             2,830,531
Star Gas Partners LP            UNIT LTD PARTNR 85512C105   3,295,000  1,267,126  SH         SOLE             1,267,126
Suncor Energy Inc                     COM       867229106   2,221,000    100,000  SH         SOLE               100,000
Western Gas Partners LP          COM UNIT LP IN 958254104   9,514,000    639,400  SH         SOLE               639,400
Williams Partners LP              COM UNIT LP   96950F104   6,643,000    595,242  SH         SOLE               595,242
                                                          ----------- ----------
Grand Total                                               303,923,000 19,911,854
                                                          =========== ==========